Annual Operating Expenses {- Fidelity Total Bond K6 Fund} - 08.31 Fidelity Total Bond K6 Fund PRO-07 - Fidelity Total Bond K6 Fund - Fidelity Total Bond K6 Fund	Oct. 30, 2021
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.30%